Commitments and Contingencies (Schedule of Lease Termination Liability) (Detail) (Lease Termination [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Lease Termination [Member]
Long-term Purchase Commitment [Line Items]
Balance as of June 30, 2012	$ 10,073
Change in assumption	(41)
Charges		10,360
Accretion	89	3
Payments	(2,068)	(290)
Balance as of June 30, 2013	8,053	10,073
Less current portion	1,707
Lease termination liability-long term	$ 6,346